Organization and Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	9 Months Ended
	Aug. 12, 2021	Apr. 19, 2021	Dec. 31, 2021
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Aggregate offering costs	$ 973,988
Fair value of representative’s unit purchase option amount	359,900
Amount of company accretion			$ 1,733,440
Amount of company unrecognized accretion			5,015,911
Federal depository insurance coverage limit			$ 250,000
Redeemable public shares percentage			66.00%
Non-redeemable shares percentage			34.00%
Common stock warrants (in Shares)		187,500
IPO [Member]
Organization and Summary of Significant Accounting Policies (Details) [Line Items]
Sale of net proceeds	$ 57,339,200
Maturity terms	185 days
Public shares percent	100.00%